Income taxes - Income tax expense (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Line Items]
Income before taxes continuing operations	[1]	€ 1,499	€ 1,528	€ 1,505
Current tax expense (income) and adjustments for current tax of prior periods		475	324	314
Deferred tax expense (income) recognised in profit or loss		190	(13)	121
Tax expense (income), continuing operations	[2]	€ 284	€ 337	€ 193

[1]	Income before tax excludes the result of investments in associates.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.